Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Components of Income Tax Expense (Benefit) [text block table]	Income tax expense/(benefit) in € m. 2024 2023 2022 Current tax expense (benefit): Tax expense (benefit) for current year 1,330 1,284 919 Adjustments for prior years (16) 56 (132) Total current tax expense (benefit) 1,314 1,340 787 Deferred tax expense (benefit): Origination and reversal of temporary differences, unused tax losses and tax credits 900 1,158 381 Effect of changes in tax law and/or tax rate 23 7 (19) Adjustments for prior years (13) (1,002) (1,256) Total deferred tax expense (benefit) 909 163 (894) Total income tax expense (benefit) 2,223 1,503 (107)
Analysis of the Difference between the Amount (Expected Tax Expense at Domestic Income Tax Rate vs. Actual Income Tax Expense) [text block table]	Difference between applying German statutory (domestic) income tax rate and actual income tax expense/(benefit) in € m. 2024 2023 2022 Expected tax expense (benefit) at domestic income tax rate of 31.3% (31.3% for 2023 and 31.3% for 2022) 2,098 2,490 1,705 Foreign rate differential (192) (85) (115) Tax-exempt gains on securities and other income (246) (319) (217) Loss (income) on equity method investments (6) 0 (12) Nondeductible expenses 520 392 429 Impairments of goodwill 0 55 (0) Changes in recognition and measurement of deferred tax assets1 (59) (1,238) (1,891) Effect of changes in tax law and/or tax rate 23 7 (19) Effect related to share-based payments (1) 0 (5) Other1 85 201 18 Actual income tax expense (benefit) 2,223 1,503 (107) 1 Current and deferred tax expense/(benefit) relating to prior years are mainly reflected in the line items “Changes in recognition and measurement of deferred tax assets” and “Other”.
Income Tax Charged or Credited to Equity [text block table]	Income taxes credited or charged to equity (other comprehensive income/additional paid in capital) in € m. 2024 2023 2022 Actuarial gains (losses) related to defined benefit plans (115) 137 (642) Net fair value gains (losses) attributable to credit risk related to financialliabilities designated as at fair value through profit or loss 54 18 (25) Financial assets mandatory at fair value through other comprehensive income: Unrealized net gains (losses) arising during the period 113 59 312 Realized net gains (losses) arising during the period (reclassified to profit or loss) 13 1 (61) Derivatives hedging variability of cash flows: Unrealized net gains (losses) arising during the period 73 (132) 229 Net gains (losses) reclassified to profit or loss (64) (110) (18) Other equity movement: Unrealized net gains (losses) arising during the period 141 151 192 Net gains (losses) reclassified to profit or loss 6 0 0 Income taxes credited (charged) to other comprehensive income 221 124 (13) Other income taxes credited (charged) to equity 104 50 25
Major Components of Gross Deferred Income Tax Assets and Liabilities [text block table]	Major components of the Group’s gross deferred tax assets and liabilities in € m. Dec 31, 2024 Dec 31, 2023 Deferred tax assets: Unused tax losses 3,966 4,747 Unused tax credits 172 23 Deductible temporary differences: Trading activities, including derivatives 3,634 2,927 Employee benefits, including equity settled share based payments 1,755 1,828 Accrued interest expense 1,477 999 Loans and borrowings, including allowance for loans 846 949 Leases 857 855 Intangible Assets 52 80 Fair value OCI (IFRS 9) 496 332 Other assets 525 485 Other provisions 237 88 Other liabilities 6 6 Total deferred tax assets pre offsetting 14,023 13,319 Deferred tax liabilities: Taxable temporary differences: Trading activities, including derivatives 4,874 3,970 Employee benefits, including equity settled share based payments 324 291 Loans and borrowings, including allowance for loans 538 617 Leases 762 758 Intangible Assets 752 717 Fair value OCI (IFRS 9) 45 43 Other assets 270 272 Other provisions 292 89 Other liabilities 38 40 Total deferred tax liabilities pre offsetting 7,895 6,797
After Offsetting, Deferred Tax Assets and Liabilities [text block table]	Deferred tax assets and liabilities, after offsetting in € m. Dec 31, 2024 Dec 31, 2023 Presented as deferred tax assets 6,702 7,039 Presented as deferred tax liabilities 574 517 Net deferred tax assets 6,128 6,522
Items where no Deferred Tax Assets were recognized [text block table]	Items for which no deferred tax assets were recognized in € m. Dec 31, 2024¹ Dec 31, 2023¹ Deductible temporary differences (39) (36) Not expiring (4,945) (5,119) Expiring in subsequent period (2) (28) Expiring after subsequent period (77) (55) Unused tax losses (5,024) (5,202) Expiring after subsequent period 0 0 Unused tax credits (1) (1) 1 Amounts in the table refer to deductible temporary differences, unused tax losses and tax credits for federal income tax purposes.